Summary of Significant Accounting Policies - Intangible Assets Subject to Amortization (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Impairment of property, plant and equipment	$ 0	$ 0